Schedule of share based payment reserve (Details)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 SGD ($) shares	Jun. 22, 2026 USD ($) $ / shares shares	Jun. 22, 2026 SGD ($) shares	May 19, 2026 USD ($) $ / shares shares	May 19, 2026 SGD ($) shares	Apr. 20, 2026 USD ($) $ / shares shares	Apr. 20, 2026 SGD ($) shares	Mar. 19, 2026 USD ($) $ / shares shares	Feb. 19, 2026 USD ($) $ / shares shares	Feb. 19, 2026 SGD ($) shares	Jan. 20, 2026 USD ($) $ / shares shares	Jan. 20, 2026 SGD ($) shares	Dec. 19, 2025 USD ($) $ / shares shares	Dec. 19, 2025 SGD ($) shares	Nov. 19, 2025 USD ($) $ / shares shares	Nov. 19, 2025 SGD ($) shares	Oct. 21, 2025 USD ($) $ / shares shares	Oct. 21, 2025 SGD ($) shares	Sep. 19, 2025 USD ($) $ / shares shares	Sep. 19, 2025 SGD ($) shares	Aug. 19, 2025 USD ($) $ / shares shares	Aug. 19, 2025 SGD ($) shares	Jul. 21, 2025 USD ($) $ / shares shares	Jul. 21, 2025 SGD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 SGD ($) shares	Jun. 19, 2025 USD ($) $ / shares shares	Jun. 19, 2025 SGD ($) shares	May 19, 2025 USD ($) $ / shares shares	May 19, 2025 SGD ($) shares	Apr. 19, 2025 USD ($) $ / shares shares	Apr. 19, 2025 SGD ($) shares	Mar. 19, 2025 USD ($) $ / shares shares	Mar. 19, 2025 SGD ($) shares	Jun. 30, 2024 shares
Share Based Payment Reserve
Sharebased payment reserve	$ 310,176	$ 400,000	$ 19,369	$ 25,000	$ 19,554	$ 25,000	$ 19,680	$ 25,000	$ 19,490	$ 19,706	$ 25,000	$ 19,427	$ 25,000	$ 19,378	$ 25,000	$ 19,209	$ 25,000	$ 19,311	$ 25,000	$ 19,458	$ 25,000	$ 19,463	$ 25,000	$ 19,526	$ 25,000	$ 76,605	$ 100,000	$ 19,465	$ 25,000	$ 19,321	$ 25,000	$ 19,064	$ 25,000	$ 18,755	$ 25,000
Sharebased payment reserve, Price per share | $ / shares			$ 6.85		$ 0.66		$ 0.57		$ 0.60	$ 0.68		$ 0.76		$ 0.72		$ 1.15		$ 1.64		$ 1.84		$ 1.91		$ 2.34				$ 2.67		$ 2.37		$ 4.45		$ 4.04
Sharebased payment reserve, shares | shares	262,760	262,760	2,828	2,828	29,763	29,763	34,467	34,467	32,321	28,979	28,979	25,562	25,562	26,914	26,914	16,703	16,703	11,775	11,775	10,546	10,546	10,190	10,190	8,344	8,344	24,368	24,368	7,290	7,290	8,152	8,152	4,284	4,284	4,642	4,642